Market Risk - Yield Curve Risk (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
+100bps
Disclosure Of Sensitivity Limit Of Risk [line items]
NII sensitivity (audited)	£ 281	£ 167
-100bps
Disclosure Of Sensitivity Limit Of Risk [line items]
NII sensitivity (audited)	£ (195)	£ (201)